Condensed Consolidating Financial Information - Statements of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 653.7	$ 447.7	$ (85.3)	$ (225.5)	$ (106.9)	$ 386.8	$ 852.1	$ (520.8)	$ 790.6	$ 611.2	$ 102.8
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities									(2,989.8)	1,659.1	1,655.4
Other-than-temporary impairments									48.0	52.2	165.4
Pension and other post-employment benefit liability									(13.8)	(21.4)	78.9
Other comprehensive income (loss), before tax									(2,955.6)	1,689.9	1,899.7
Income tax (benefit) expense related to items of other comprehensive income (loss)									(1,094.0)	574.2	278.0
Other comprehensive income (loss), after tax									(1,861.6)	1,115.7	1,621.7
Comprehensive income (loss)									(1,071.0)	1,726.9	1,724.5
Less: Comprehensive income (loss) attributable to the noncontrolling interest									190.1	138.2	190.9
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									(1,261.1)	1,588.7	1,533.6
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									600.5	473.0	(88.1)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities									(2,989.8)	1,659.1	1,655.4
Other-than-temporary impairments									48.0	52.2	165.4
Pension and other post-employment benefit liability									(13.8)	(21.4)	78.9
Other comprehensive income (loss), before tax									(2,955.6)	1,689.9	1,899.7
Income tax (benefit) expense related to items of other comprehensive income (loss)									(1,094.0)	574.2	278.0
Other comprehensive income (loss), after tax									(1,861.6)	1,115.7	1,621.7
Comprehensive income (loss)									(1,261.1)	1,588.7	1,533.6
Less: Comprehensive income (loss) attributable to the noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									(1,261.1)	1,588.7	1,533.6
Subsidiary Guarantor
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									847.0	752.3	442.3
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities									(1,894.2)	1,281.7	901.5
Other-than-temporary impairments									26.8	30.4	68.2
Pension and other post-employment benefit liability									(3.2)	(3.2)	6.9
Other comprehensive income (loss), before tax									(1,870.6)	1,308.9	976.6
Income tax (benefit) expense related to items of other comprehensive income (loss)									(698.8)	411.9	215.7
Other comprehensive income (loss), after tax									(1,171.8)	897.0	760.9
Comprehensive income (loss)									(324.8)	1,649.3	1,203.2
Less: Comprehensive income (loss) attributable to the noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									(324.8)	1,649.3	1,203.2
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									738.2	359.8	773.7
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities									(2,993.2)	1,655.9	1,658.7
Other-than-temporary impairments									48.0	52.2	165.3
Pension and other post-employment benefit liability									(13.8)	(21.4)	78.9
Other comprehensive income (loss), before tax									(2,959.0)	1,686.7	1,902.9
Income tax (benefit) expense related to items of other comprehensive income (loss)									(1,093.8)	555.3	455.8
Other comprehensive income (loss), after tax									(1,865.2)	1,131.4	1,447.1
Comprehensive income (loss)									(1,127.0)	1,491.2	2,220.8
Less: Comprehensive income (loss) attributable to the noncontrolling interest									190.1	138.2	190.9
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									(1,317.1)	1,353.0	2,029.9
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									(1,395.1)	(973.9)	(1,025.1)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities									4,887.4	(2,937.6)	(2,560.2)
Other-than-temporary impairments									(74.8)	(82.6)	(233.5)
Pension and other post-employment benefit liability									17.0	24.6	(85.8)
Other comprehensive income (loss), before tax									4,829.6	(2,995.6)	(2,879.5)
Income tax (benefit) expense related to items of other comprehensive income (loss)									1,792.6	(967.2)	(671.5)
Other comprehensive income (loss), after tax									3,037.0	(2,028.4)	(2,208.0)
Comprehensive income (loss)									1,641.9	(3,002.3)	(3,233.1)
Less: Comprehensive income (loss) attributable to the noncontrolling interest									0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholders									$ 1,641.9	$ (3,002.3)	$ (3,233.1)